SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warranty Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 5,389	$ 6,459
Warranties issued during the year	6,386	7,258
Costs incurred with respect of warranties during the year	(6,790)	(8,328)
Balance at the end of the year	$ 4,985	$ 5,389